SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted Cash	$ 1.0	$ 0.4